ASTON/Veredus Select Growth Fund

ASTON/Veredus Select Growth Fund

INVESTMENT OBJECTIVE
The Fund seeks to provide capital appreciation.
FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ASTON/Veredus Select Growth Fund		Class N Shares	Class I Shares
Management Fees		0.80%	0.80%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		0.25%	0.25%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.31%	1.06%
[1]	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2013 at 1.30% and 1.05% for the Class N and Class I shares, respectively, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses. Prior to February 28, 2013, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example ASTON/Veredus Select Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class N Shares	133	415	718	1,579
Class I Shares	108	337	585	1,294

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 312.62%.
PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in growth stocks of mid-cap and large-cap companies whose earnings are growing, or expected to grow, at an accelerating rate. The Fund defines a mid-cap company as one having a market capitalization of between approximately $2.5 and $9 billion at the time of acquisition. The Fund defines a large-cap company as one having a market capitalization of approximately $9 billion or more at the time of acquisition. The portfolio managers look for inefficiencies in the market caused by inaccurate expectations (e.g., positive earnings surprises, estimate revisions). The focus is on companies that have:

• expanding unit volume growth

• expanding profit margin potential

• high or improving cash flow return on investment

• large markets with high barriers to entry

The Fund may invest in exchange-traded funds (“ETFs”), publicly traded partnerships and foreign securities (directly and through depositary receipts).

To manage risk, the portfolio managers adhere to a strong sell discipline. The Fund’s investment strategies may result in high portfolio turnover.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

ETF Risk. An ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The risks of investment in ETFs typically reflect the risk of the types of securities in which the ETFs invest. Shares of an ETF may trade at a premium or discount to their net asset value per share. In addition, when the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund’s performance may suffer.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Mid-Cap Company Risk. Investments in mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies generally have narrower product lines, more limited financial resources and a more limited trading market for their stocks compared with larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

Portfolio Turnover Risk. Frequent trading of the Fund’s portfolio holdings may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to the Fund. High portfolio turnover may increase the level of short-term capital gains. To the extent distributions to shareholders are made from net short-term capital gains (i.e., net capital gain on securities held or treated as held by the Fund for one year or less minus any net capital losses on securities held or treated as held by the Fund for more than one year), the distributions will be taxed at the ordinary income rates for federal income tax purposes, rather than at the lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact the Fund’s performance.

Publicly Traded Partnership Risk. Investing in publicly traded partnerships (including master limited partnerships) involves risks not typically associated with publicly traded companies. Publicly traded partnerships are exposed to the risks of their underlying assets, which in many cases includes the same types of risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk. Publicly traded partnerships are also subject to capital markets risk, which is the risk that they are unable to raise capital to execute their growth strategies. Publicly traded partnerships are also subject to tax risk, which is the risk that they lose their partnership status for tax purposes.

FUND PERFORMANCE
The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Class N Shares Calendar Year Total Return

Best quarter: 12/10 18.11% Worst quarter: 12/08 (25.56)%
The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns ASTON/Veredus Select Growth Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Return Before Taxes Class N Shares	(20.74%)	(2.02%)	1.77%	1.77%	Dec. 31, 2001
Return Before Taxes Class I Shares	(20.53%)	(1.77%)		0.14%	Sep. 11, 2006
Return After Taxes on Distributions Class N Shares	(20.74%)	(2.94%)	1.29%	1.29%	Dec. 31, 2001
Return After Taxes on Distributions and Sale of Fund Shares Class N Shares	(13.48%)	(2.06%)	1.33%	1.33%	Dec. 31, 2001
Russell 1000 Growth Index (Reflects no deduction for taxes, expenses or fees. Index return for Class I shares since inception, computed from August 31, 2006, is 3.98%.)	2.64%	2.50%	2.60%	2.60%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.